Financial assets - Nominal and fairvalue of financial assets (Details) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TRY (₺)
Disclosure of financial assets [line items]
Financial assets, at fair value				₺ 529,610		₺ 345,602
29 May 2020 | EUR
Disclosure of financial assets [line items]
Notional amount | €		€ 17,990
Financial assets, at fair value						121,456
Fair Value Maturity Date		29 May 2020
5 February 2021 | EUR
Disclosure of financial assets [line items]
Notional amount | €	€ 10,000	€ 10,000
Financial assets, at fair value				91,229		67,773
Fair Value Maturity Date	5 February 2021	5 February 2021
13 March 2021 | EUR
Disclosure of financial assets [line items]
Notional amount | €	€ 20,000
Financial assets, at fair value				181,105
Fair Value Maturity Date	13 March 2021
17 December 2021 | EUR
Disclosure of financial assets [line items]
Notional amount | €	€ 20,000	€ 20,000
Financial assets, at fair value				178,375		133,072
Fair Value Maturity Date	17 December 2021	17 December 2021
16 February 2026 | EUR
Disclosure of financial assets [line items]
Notional amount | €	€ 1,995	€ 2,000
Financial assets, at fair value				19,718		15,026
Fair Value Maturity Date	16 February 2026	16 February 2026
2 March 2022 | TL
Disclosure of financial assets [line items]
Notional amount				24,108
Financial assets, at fair value				24,819
Fair Value Maturity Date	2 March 2022
2 March 2022 | TL
Disclosure of financial assets [line items]
Notional amount				24,312
Financial assets, at fair value				24,362
Fair Value Maturity Date	2 March 2022
21 February 2022 | USD
Disclosure of financial assets [line items]
Notional amount | $			$ 300		$ 300
Financial assets, at fair value				1,966		1,878
Fair Value Maturity Date	21 February 2022	21 February 2022
10 August 2024 | USD
Disclosure of financial assets [line items]
Notional amount | $			$ 996		$ 1,000
Financial assets, at fair value				₺ 8,036		₺ 6,397
Fair Value Maturity Date	10 August 2024	10 August 2024